Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Profit or loss (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Significant Effect Of Transactions On Income Or Expenses, Threshold Amount	$ 2,000,000
Endesa Energia S.A. [Member] | Gas Sales [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	22,404,257	$ 180,214,107
Endesa Energia S.A. [Member] | Fuel Consumption [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,702,995)
Enel Americas S.A. [Member] | Provision of administration and other services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	8,356,103	7,859,162	$ 5,632,424
GNL Chile S.A. [Member] | Gas Sales [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	6,588,337
GNL Chile S.A. [Member] | Gas Consumption [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(214,830,783)	(443,243,955)	(314,415,258)
Enel S.p.A [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,965,495)	(2,340,510)	(5,305,537)
Enel X S.R.L. [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,857,322)	(3,545,918)	(5,284,971)
Enel Global Services S.r.l [Member] | IT Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,014,876)
Enel Global Trading S.p.A [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,477,536)	(1,492,743)	(2,227,749)
Enel Global Trading S.p.A [Member] | Gas Sales [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		166,792,281
Enel Global Trading S.p.A [Member] | Gas Purchase [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(2,618,484)
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	156,461,363	36,940,008	35,815,215
Enel Green Power Spa [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(12,774,436)	(6,136,692)	(7,861,111)
Enel Finance International NV [Member] | Financial Expense [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(56,576,882)	(72,578,171)	(42,040,047)
Enel Grids S.r.L [Member] | Technical Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,483,451)	(2,260,739)
Enel Grids S.r.L [Member] | IT Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,274,480)	$ (1,254,045)	$ (2,230,293)
Gridspertise s.r.l. [Member] | Material Purchases
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (2,867,907)